Taxes - Schedule of detailed information about expiration period of non-capital losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 5,012	$ 22,075
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	46,124
Non-capital losses [Member] | 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,648
Non-capital losses [Member] | 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	132
Non-capital losses [Member] | 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,754
Non-capital losses [Member] | 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,848
Non-capital losses [Member] | 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,315
Non-capital losses [Member] | 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,751
Non-capital losses [Member] | 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	35
Non-capital losses [Member] | 2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	75
Non-capital losses [Member] | 2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	332
Non-capital losses [Member] | 2043 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,261
Non-capital losses [Member] | 2044 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,272
Non-capital losses [Member] | 2045 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 701